Depreciation and amortization expense	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortization expense
Depreciation and amortization expense
6.	Depreciation and amortization expense

		Three months ended March 31
US$ thousand	Notes	2023	2022
Included in cost of goods sold:
Depreciation expenses	12	$(11,696)	$(11,942)
Amortization expenses		(25)	(8)
Total		$(11,721)	$(11,950)

6.	Depreciation and amortization expense

US$ thousand	Notes	2022	2021
Included in cost of goods sold:
Depreciation expenses	12	(51,328)	(52,262)
Amortization expenses		(201)	(59)
Total		(51,529)	(52,321)

6.	Depreciation and amortization expense

US$thousand	Notes	2021	2020
Included in cost of goods sold:
Depreciation expenses	12	(52,262)	(55,433)
Amortization expenses		(59)	—
Total		(52,321)	(55,433)